Label	Element	Value
Innovator Equity Defined Protection ETF - 1 Yr October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 5.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.20%
Innovator Equity Defined Protection ETF - 1 Yr October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator Equity Defined Protection ETF - 1 Yr October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 612.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.70%)